Income taxes - Movement of the valuation allowance (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Income taxes
Balance at the beginning of the year	¥ (214,884,582)	$ (30,265,860)	¥ (113,394,230)	¥ (14,010,030)
Addition	(20,828,173)	(2,933,587)	(101,665,571)	(104,514,776)
Reductions	9,395,480	1,323,326	175,219	5,130,576
Net change in the Valuation allowance	(11,432,693)	(1,610,261)	(101,490,352)	(99,384,200)
Balance at the end of the year	(226,317,275)	(31,876,121)	(214,884,582)	¥ (113,394,230)
Operating loss carryforwards	45,998,381		45,784,681		$ 6,478,736
Operating loss carry forwards from subsidiaries	227,566,693		221,205,324		32,052,098
Tax benefit on operating loss carry forwards	883,214		805,389		124,398
Tax benefits utilised amount	4,876,301		3,927,259		686,813
Advertising and market related expenses carryforwards	8,239,531	1,160,514	0
Deferred tax expense	¥ 11,432,693	$ 1,160,261	101,490,352
Withholding tax rate on dividends (as a percent)	10.00%	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%	25.00%
Deferred tax liabilities, earnings	¥ 16,500,000				2,323,976
Withholding tax on distributed earnings	7,959,727	$ 1,121,104
Unrecognized deferred tax liabilities	¥ 376,182,906		307,010,682		$ 52,984,254
Unrecognized deferred tax liabilities, tax rate	10.00%				10.00%
Subsidiaries and VIEs and subsidiaries of the VIEs
Income taxes
Undistributed earnings on subsidiaries	¥ 3,761,829,057		3,070,106,819		$ 529,842,541
Cumulative profits	¥ 3,761,829,057		¥ 3,070,106,819		$ 529,842,541